Loan Commitments And Other Related Activities (Tables)	12 Months Ended
Dec. 31, 2015
Loan Commitments And Other Related Activities [Abstract]
Contractual Amounts of Financial Instruments with Off-Balance-Sheet Risk

	2015		2014
	Fixed Rate	Variable Rate	Fixed Rate	Variable Rate
Commitments to make loans	$4,623	$15,187	$14,992	$17,339
Unused lines of credit	$647	$19,764	$189	$26,955
Standby letters of credit	$1,154	$-	$-	$-